SUMMARY OF COMPANY REVENUE BY MAJOR SERVICE LINE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total Revenue	$ 17,060,753	$ 25,888,436	$ 21,474,151
Frieght Transportation Brokerage [Member]
Product Information [Line Items]
Total Revenue	13,474,282	23,467,806	21,411,450
Dedicated Capacity [Member]
Product Information [Line Items]
Total Revenue	$ 3,586,471	$ 2,420,630	$ 62,701